
[logo - American Funds /(R)/]             The right choice for the long term/(R)/

The Bond Fund
of America/SM/

CLASS    TICKER   F-1....  BFAFX    529-C..  CFACX
A......  ABNDX    F-2....  ABNFX    529-E..  CFAEX
B......  BFABX    529-A..  CFAAX    529-F-1  CFAFX
C......  BFACX    529-B..  CFABX

 SUMMARY
 PROSPECTUS

 March 1, 2010

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
 BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED MARCH 1, 2010, ARE INCORPORATED BY REFERENCE
 INTO THIS SUMMARY PROSPECTUS.


Investment objective

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 28 of the prospectus and on page 58 of the fund's statement of additional information.

<SHAREHOLDER FEES
 (fees paid directly from your investment)
----------------------------------------------------SHARE CLASSES--------------

                                         -----------------------------F-1, F-2-
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on  3.75%  none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------

                                     --A-------B-------C------F-1-------F-2----

-------------------------------------------------------------------------------

 Management fees                     0.23%   0.23%   0.23%   0.23%     0.23%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25    1.00    1.00    0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.17    0.17    0.21    0.17      0.16
-------------------------------------------------------------------------------
 Total annual fund operating         0.65    1.40    1.44    0.65      0.39
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.23%   0.23%   0.23%   0.23%     0.23%
-------------------------------------------------------------------------------
 Distribution and/or service         0.21    1.00    1.00    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.26    0.27    0.26    0.26      0.26
-------------------------------------------------------------------------------
 Total annual fund operating         0.70    1.50    1.49    0.99      0.49
 expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

                                       1

The Bond Fund of America / Summary prospectus


The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $439    $575    $  724     $1,155
---------------------------------------------------------------------
 B                                 643     843       966      1,475
---------------------------------------------------------------------
 C                                 247     456       787      1,724
---------------------------------------------------------------------
 F-1                                66     208       362        810
---------------------------------------------------------------------
 F-2                                40     125       219        493
---------------------------------------------------------------------
 529-A                             464     630       809      1,318
---------------------------------------------------------------------
 529-B                             672     913     1,076      1,676
---------------------------------------------------------------------
 529-C                             271     510       870      1,879
---------------------------------------------------------------------
 529-E                             121     354       605      1,316
---------------------------------------------------------------------
 529-F-1                            70     197       333        723

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $143    $443     $766      $1,475
---------------------------------------------------------------------
 C                                 147     456      787       1,724
---------------------------------------------------------------------
 529-B                             172     513      876       1,676
---------------------------------------------------------------------
 529-C                             171     510      870       1,879
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 84%
of the average value of its portfolio.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80%
of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets. The fund may also invest in debt securities and mortgage--

                                       2

                                  The Bond Fund of America / Summary prospectus

backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in debt securities with a wide range of maturities.

The fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.
Securities rated Ba1 and BB+ or below are sometimes referred to as "junk bonds."

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

                                       3

The Bond Fund of America / Summary prospectus


Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

You should consider how this fund fits into your overall investment program.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2000   6.19%
2001   7.15
2002   6.11
2003  12.22
2004   5.85
2005   1.94
2006   5.88
2007   3.37
2008 -12.24
2009  14.91

[end bar chart]

                                       4

                                  The Bond Fund of America / Summary prospectus

Highest/Lowest quarterly results during this time period were:

HIGHEST                      7.36%  (quarter ended June 30, 2009)
LOWEST                      -6.82%  (quarter ended September 30, 2008)

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes             5/28/1974         10.59%   1.61%    4.50%      8.34%
 - After taxes on                                8.84   -0.22     2.35        N/A
 distributions
 - After taxes on distributions and sale of      6.84    0.31     2.54        N/A
 fund shares

 SHARE CLASS (before taxes)  INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
------------------------------------------------------------------------

 B                             3/15/2000      9.06%   1.31%     4.24%
------------------------------------------------------------------------
 C                             3/15/2001     13.00    1.58      3.62
------------------------------------------------------------------------
 F-1                           3/15/2001     14.91    2.39      4.42
------------------------------------------------------------------------
 F-2                            8/4/2008     15.19     N/A      2.90
------------------------------------------------------------------------
 529-A                         2/15/2002     10.54    1.56      3.89
------------------------------------------------------------------------
 529-B                         2/15/2002      8.94    1.18      3.52
------------------------------------------------------------------------
 529-C                         2/19/2002     12.95    1.52      3.56
------------------------------------------------------------------------
 529-E                          3/7/2002     14.52    2.03      4.11
------------------------------------------------------------------------
 529-F-1                       9/26/2002     15.09    2.52      4.79

 INDEXES/1/                            1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Aggregate
 Index                                  5.93%   4.97%    6.33%         N/A
 (reflects no deductions for fees,
 expenses or taxes)
 Lipper Corporate Debt A-Rated Bond
 Funds Average (reflects no            15.18    3.52     5.48         8.24%
 deductions for fees or taxes)
 Consumer Price Index                   2.72    2.56     2.52         4.28
 (reflects no deductions for fees,
 expenses or taxes)
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2009: 3.68%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Barclays Capital U.S. Aggregate Index reflects the market sectors in which the fund primarily invests. Lipper Corporate Debt A-Rated Bond Funds Average includes the fund and other mutual funds that disclose investment objectives reasonably comparable to those of the fund. Consumer Price Index provides a comparison of the fund's results to inflation. See the fund's prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

The Bond Fund of America / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 JOHN H. SMET                 21 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             15 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD            11 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK H. DALZELL              16 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID A. HOAG                 1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 THOMAS H. HOGH                1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research Company
-------------------------------------------------------------------------------

                                       6

                                  The Bond Fund of America / Summary prospectus

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------

 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180;
faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                          Investment Company File No. 811-02444
                                       MFGEIP-908-0310P Litho in USA CGD/B/8005
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust


[logo - American Funds /(R)/]             The right choice for the long term/(R)/

The Bond Fund
of America/SM/

CLASS         TICKER        R-3.........  RBFCX
A...........  ABNDX         R-4.........  RBFEX
R-1.........  RBFAX         R-5.........  RBFFX
R-2.........  RBFBX         R-6.........  RBFGX

 SUMMARY
 RETIREMENT PLAN
 PROSPECTUS

 March 1, 2010

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
 INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
 PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
 ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
 RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
 AND STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2010, ARE INCORPORATED
 BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objective

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 58 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          3.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.23%  0.23%  0.23%  0.23%  0.23%  0.23%    0.23%
-------------------------------------------------------------------------------
 Distribution and/or        0.25   0.99   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.17   0.21   0.51   0.24   0.18   0.14     0.08/*/
-------------------------------------------------------------------------------
 Total annual fund          0.65   1.43   1.49   0.97   0.66   0.37     0.31
 operating expenses
-------------------------------------------------------------------------------

                                       1

The Bond Fund of America / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $439    $575     $724      $1,155
--------------------------------------------------------------------
 R-1                              146     452      782       1,713
--------------------------------------------------------------------
 R-2                              152     471      813       1,779
--------------------------------------------------------------------
 R-3                               99     309      536       1,190
--------------------------------------------------------------------
 R-4                               67     211      368         822
--------------------------------------------------------------------
 R-5                               38     119      208         468
--------------------------------------------------------------------
 R-6                               32     100      174         393
--------------------------------------------------------------------

* Estimated by annualizing actual fees and expenses of the share class for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 84%
of the average value of its portfolio.

                                       2

                  The Bond Fund of America / Summary retirement plan prospectus

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80%
of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in debt securities with a wide range of maturities.

The fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.
Securities rated Ba1 and BB+ or below are sometimes referred to as "junk bonds."

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities.

                                       3

The Bond Fund of America / Summary retirement plan prospectus


For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

You should consider how this fund fits into your overall investment program.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

                                       4

                  The Bond Fund of America / Summary retirement plan prospectus

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2000   6.19%
2001   7.15
2002   6.11
2003  12.22
2004   5.85
2005   1.94
2006   5.88
2007   3.37
2008 -12.24
2009  14.91

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   7.36%  (quarter ended June 30, 2009)
LOWEST                   -6.82%  (quarter ended September 30, 2008)

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------

 A                       5/28/1974     10.59%   1.61%    4.50%      8.34%

 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
------------------------------------------------------------------

 R-1                     6/11/2002     14.02%   1.57%     3.62%
------------------------------------------------------------------
 R-2                     5/31/2002     13.95    1.56      3.56
------------------------------------------------------------------
 R-3                      6/4/2002     14.54    2.03      4.00
------------------------------------------------------------------
 R-4                     5/20/2002     14.90    2.37      4.42
------------------------------------------------------------------
 R-5                     5/15/2002     15.24    2.67      4.76

 INDEXES/1/                            1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Aggregate
 Index                                  5.93%   4.97%    6.33%         N/A
 (reflects no deductions for fees,
 expenses or taxes)
 Lipper Corporate Debt A-Rated Bond
 Funds Average (reflects no            15.18    3.52     5.48         8.24%
 deductions for fees or taxes)
 Consumer Price Index
 (reflects no deductions for fees,      2.72    2.56     2.52         4.28
 expenses or taxes)
 Class A annualized 30-day yield at December 31, 2009: 3.68%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Barclays Capital U.S. Aggregate Index reflects the market sectors in which the fund primarily invests. Lipper Corporate Debt A-Rated Bond Funds Average includes the fund and other mutual funds that disclose investment objectives reasonably comparable to those of the fund. Consumer Price Index provides a comparison of the fund's results to inflation. See the fund's prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

The Bond Fund of America / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 JOHN H. SMET                 21 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             15 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD            11 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK H. DALZELL              16 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID A. HOAG                 1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 THOMAS H. HOGH                1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research Company
-------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer authorized to sell these classes of the fund's shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

                  The Bond Fund of America / Summary retirement plan prospectus

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                          Investment Company File No. 811-02444
                                       RPGEIP-908-0310P Litho in USA CGD/B/8029
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds /(R)/]             The right choice for the long term/(R)/

The Bond Fund
of America/SM/

CLASS         TICKER        R-3.........  RBFCX
A...........  ABNDX         R-4.........  RBFEX
R-1.........  RBFAX         R-5.........  RBFFX
R-2.........  RBFBX         R-6.........  RBFGX

 SUMMARY
 RETIREMENT PLAN
 PROSPECTUS

 March 1, 2010

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
 INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
 PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
 ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
 RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
 AND STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2010, ARE INCORPORATED
 BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objective

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 58 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          3.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.23%  0.23%  0.23%  0.23%  0.23%  0.23%    0.23%
-------------------------------------------------------------------------------
 Distribution and/or        0.25   0.99   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.17   0.21   0.51   0.24   0.18   0.14     0.08/*/
-------------------------------------------------------------------------------
 Total annual fund          0.65   1.43   1.49   0.97   0.66   0.37     0.31
 operating expenses
-------------------------------------------------------------------------------

                                       1

The Bond Fund of America / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $439    $575     $724      $1,155
--------------------------------------------------------------------
 R-1                              146     452      782       1,713
--------------------------------------------------------------------
 R-2                              152     471      813       1,779
--------------------------------------------------------------------
 R-3                               99     309      536       1,190
--------------------------------------------------------------------
 R-4                               67     211      368         822
--------------------------------------------------------------------
 R-5                               38     119      208         468
--------------------------------------------------------------------
 R-6                               32     100      174         393
--------------------------------------------------------------------

* Estimated by annualizing actual fees and expenses of the share class for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 84%
of the average value of its portfolio.

                                       2

                  The Bond Fund of America / Summary retirement plan prospectus

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80%
of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in debt securities with a wide range of maturities.

The fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.
Securities rated Ba1 and BB+ or below are sometimes referred to as "junk bonds."

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities.

                                       3

The Bond Fund of America / Summary retirement plan prospectus


For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

You should consider how this fund fits into your overall investment program.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

                                       4

                  The Bond Fund of America / Summary retirement plan prospectus

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2000   6.19%
2001   7.15
2002   6.11
2003  12.22
2004   5.85
2005   1.94
2006   5.88
2007   3.37
2008 -12.24
2009  14.91

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   7.36%  (quarter ended June 30, 2009)
LOWEST                   -6.82%  (quarter ended September 30, 2008)

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------

 A                       5/28/1974     10.59%   1.61%    4.50%      8.34%

 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
------------------------------------------------------------------

 R-1                     6/11/2002     14.02%   1.57%     3.62%
------------------------------------------------------------------
 R-2                     5/31/2002     13.95    1.56      3.56
------------------------------------------------------------------
 R-3                      6/4/2002     14.54    2.03      4.00
------------------------------------------------------------------
 R-4                     5/20/2002     14.90    2.37      4.42
------------------------------------------------------------------
 R-5                     5/15/2002     15.24    2.67      4.76

 INDEXES/1/                            1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Aggregate
 Index                                  5.93%   4.97%    6.33%         N/A
 (reflects no deductions for fees,
 expenses or taxes)
 Lipper Corporate Debt A-Rated Bond
 Funds Average (reflects no            15.18    3.52     5.48         8.24%
 deductions for fees or taxes)
 Consumer Price Index
 (reflects no deductions for fees,      2.72    2.56     2.52         4.28
 expenses or taxes)
 Class A annualized 30-day yield at December 31, 2009: 3.68%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Barclays Capital U.S. Aggregate Index reflects the market sectors in which the fund primarily invests. Lipper Corporate Debt A-Rated Bond Funds Average includes the fund and other mutual funds that disclose investment objectives reasonably comparable to those of the fund. Consumer Price Index provides a comparison of the fund's results to inflation. See the fund's prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

The Bond Fund of America / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 JOHN H. SMET                 21 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             15 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD            11 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK H. DALZELL              16 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID A. HOAG                 1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 THOMAS H. HOGH                1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research Company
-------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer authorized to sell these classes of the fund's shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

                  The Bond Fund of America / Summary retirement plan prospectus

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                          Investment Company File No. 811-02444
                                       RPGEIP-908-0310P Litho in USA CGD/B/8029
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust